FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892
                                   ---------

                           TEMPLETON GROWTH FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 05/31/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



TEMPLETON GROWTH FUND, INC.

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1


                       This page intentionally left blank.



TEMPLETON GROWTH FUND, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                INDUSTRY                           SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 90.0%
        AUSTRALIA 0.0%A
        National Australia Bank Ltd. ..........               Commercial Banks                       362,220     $  8,608,254
                                                                                                                 ------------
        BERMUDA 1.5%
     (b)Accenture Ltd., A .....................                IT Services                           412,500        9,603,000
        ACE Ltd. ..............................                  Insurance                         3,700,000      159,914,000
        XL Capital Ltd., A ....................                  Insurance                         2,600,000      195,728,000
                                                                                                                 ------------
                                                                                                                  365,245,000
                                                                                                                 ------------
        BRAZIL 0.0%A
        Embraer-Empresa Brasileira de
          Aeronautica SA, ADR .................             Aerospace & Defense                      125,985        3,817,345
                                                                                                                 ------------
        CANADA 2.1%
        Alcan Inc. ............................               Metals & Mining                        134,700        4,063,899
        Barrick Gold Corp. ....................               Metals & Mining                     10,000,000      227,731,059
        BCE Inc. ..............................    Diversified Telecommunication Services         12,325,460      282,653,927
                                                                                                                 ------------
                                                                                                                  514,448,885
                                                                                                                 ------------
        DENMARK 1.1%
        TDC AS ................................    Diversified Telecommunication Services          6,000,000      264,907,233
                                                                                                                 ------------
        FINLAND 1.7%
        Stora Enso OYJ, R (EUR/FIM Traded) ....           Paper & Forest Products                 15,127,160      199,396,787
        Stora Enso OYJ, R (SEK Traded) ........           Paper & Forest Products                    145,997        1,923,182
        UPM-Kymmene Corp. .....................           Paper & Forest Products                 10,000,000      193,289,929
                                                                                                                 ------------
                                                                                                                  394,609,898
                                                                                                                 ------------
        FRANCE 2.4%
        Accor SA ..............................        Hotels, Restaurants & Leisure               6,100,000      281,459,920
        AXA SA ................................                  Insurance                           210,901        5,142,028
        Sanofi-Aventis ........................               Pharmaceuticals                      3,130,141      282,383,399
        Suez SA ...............................               Multi-Utilities                        201,170        5,409,859
        Total SA, B ...........................         Oil, Gas & Consumable Fuels                   26,062        5,757,626
                                                                                                                 ------------
                                                                                                                  580,152,832
                                                                                                                 ------------
        GERMANY 2.9%
        BASF AG ...............................                  Chemicals                            80,690        5,362,715
        Bayer AG, Br ..........................                  Chemicals                         5,111,770      171,753,358
        Deutsche Post AG ......................           Air Freight & Logistics                    335,080        7,868,613
        E.ON AG ...............................              Electric Utilities                    2,919,990      253,721,547
        Muenchener
          Rueckversicherungs-Gesellschaft .....                  Insurance                            18,960        2,077,990
        Muenchener
          Rueckversicherungs-Gesellschaft, 144A                  Insurance                             5,417          593,696
        Siemens AG ............................           Industrial Conglomerates                 2,751,653      201,435,454
        Volkswagen AG .........................                 Automobiles                        1,307,970       57,630,461
                                                                                                                 ------------
                                                                                                                  700,443,834
                                                                                                                 ------------
        HONG KONG 2.7%
        Cheung Kong Holdings Ltd. .............                 Real Estate                       33,999,800      310,278,957
        Hong Kong Electric Holdings Ltd. ......              Electric Utilities                   42,000,000      185,705,747
        Swire Pacific Ltd., A .................                 Real Estate                        9,190,000       78,551,552


                                          Quarterly Statement of Investments | 3


TEMPLETON GROWTH FUND, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                      INDUSTRY                         SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        HONG KONG (CONT.)
        Swire Pacific Ltd., B .....................                  Real Estate                     38,554,500     $   61,696,715
                                                                                                                    --------------
                                                                                                                       636,232,971
                                                                                                                    --------------
        ISRAEL 0.1%
     (b)Check Point Software Technologies Ltd. ....                    Software                       1,429,429         32,462,333
                                                                                                                    --------------
        ITALY 1.4%
        Eni SpA ...................................          Oil, Gas & Consumable Fuels             13,400,000        342,376,094
                                                                                                                    --------------
        JAPAN 9.6%
        Fuji Photo Film Co. Ltd. ..................          Leisure Equipment & Products             7,000,000        217,933,957
        Hitachi Ltd. ..............................       Electronic Equipment & Instruments         41,500,000        249,233,178
        KDDI Corp. ................................      Wireless Telecommunication Services             50,000        229,355,685
        Konica Minolta Holdings Ltd. ..............               Office Electronics                 15,000,000        134,711,924
        Mitsubishi Tokyo Financial Group Inc. .....                Commercial Banks                      15,000        125,040,298
        Nintendo Co. Ltd. .........................                    Software                       2,250,000        239,165,477
        Nippon Telegraph & Telephone Corp. ........     Diversified Telecommunication Services           52,000        212,665,224
        Nomura Holdings Inc. ......................                Capital Markets                   18,399,167        233,029,564
        Olympus Corp. .............................        Health Care Equipment & Supplies          10,788,625        211,668,321
        Seiko Epson Corp. .........................            Computers & Peripherals                  117,500          3,917,929
        Sompo Japan Insurance Inc. ................                   Insurance                         682,000          6,928,992
        Sony Corp. ................................               Household Durables                  5,509,900        206,053,461
        Takeda Pharmaceutical Co. Ltd. ............                Pharmaceuticals                    4,700,000        226,417,354
                                                                                                                    --------------
                                                                                                                     2,296,121,364
                                                                                                                    --------------
        MEXICO 0.9%
        Telefonos de Mexico SA de CV (Telmex),
         L, ADR ...................................     Diversified Telecommunication Services       11,400,000        212,724,000
                                                                                                                    --------------
        NETHERLANDS 5.8%
        Akzo Nobel NV .............................                   Chemicals                       5,780,730        227,028,706
        ING Groep NV ..............................         Diversified Financial Services              271,600          7,514,453
        Koninklijke Philips Electronics NV ........               Household Durables                  8,399,997        214,106,827
        Reed Elsevier NV ..........................                     Media                        16,500,000        228,052,578
        Unilever NV ...............................                 Food Products                     5,500,000        364,857,048
        VNU NV ....................................                     Media                         8,000,000        217,498,861
        Wolters Kluwer NV .........................                     Media                         8,082,107        141,845,449
                                                                                                                    --------------
                                                                                                                     1,400,903,922
                                                                                                                    --------------
        PORTUGAL 0.0%A
        Portugal Telecom SGPS SA ..................     Diversified Telecommunication Services          553,710          5,656,291
                                                                                                                    --------------
        SINGAPORE 0.7%
        DBS Group Holdings Ltd. ...................                Commercial Banks                     484,900          4,043,742
        Singapore Airlines Ltd. ...................                    Airlines                      21,999,770        151,786,270
                                                                                                                    --------------
                                                                                                                       155,830,012
                                                                                                                    --------------
        SOUTH AFRICA 0.5%
     (c)Sappi Ltd. ................................           Paper & Forest Products                13,292,360        127,987,497
                                                                                                                    --------------
        SOUTH KOREA 3.6%
        Kookmin Bank ..............................                Commercial Banks                   4,310,297        189,524,722
        KT Corp., ADR .............................     Diversified Telecommunication Services       13,140,600        275,032,758
        Samsung Electronics Co. Ltd. ..............    Semiconductors & Semiconductor Equipment         360,532        175,166,664


4 | Quarterly Statement of Investments


TEMPLETON GROWTH FUND, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                         SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        SOUTH KOREA (CONT.)
        SK Telecom Co. Ltd. .......................        Wireless Telecommunication Services             600,000  $  109,875,930
        SK Telecom Co. Ltd., ADR ..................        Wireless Telecommunication Services           6,000,000     125,520,000
                                                                                                                    --------------
                                                                                                                       875,120,074
                                                                                                                    --------------
        SPAIN 2.2%
        Banco Santander Central Hispano SA ........                  Commercial Banks                   15,815,403     180,439,362
        Endesa SA .................................                 Electric Utilities                   6,082,930     132,288,062
        Repsol YPF SA .............................            Oil, Gas & Consumable Fuels               8,300,000     207,471,908
        Telefonica SA .............................       Diversified Telecommunication Services           656,090      10,989,877
                                                                                                                    --------------
                                                                                                                       531,189,209
                                                                                                                    --------------
        SWEDEN 0.8%
        Electrolux AB, B ..........................                 Household Durables                     208,170       4,546,969
        Nordea Bank AB ............................                  Commercial Banks                    6,000,000      54,841,658
        Nordea Bank AB, FDR .......................                  Commercial Banks                      684,060       6,251,179
        Securitas AB, B ...........................           Commercial Services & Supplies             7,779,700     129,668,638
                                                                                                                    --------------
                                                                                                                       195,308,444
                                                                                                                    --------------
        SWITZERLAND 5.1%
        Adecco SA .................................           Commercial Services & Supplies                81,100       3,840,553
        Lonza Group AG ............................                     Chemicals                           70,850       4,325,937
        Nestle SA .................................                   Food Products                      1,531,090     403,015,276
        Novartis AG ...............................                  Pharmaceuticals                     4,000,000     195,352,564
        Swiss Reinsurance Co. .....................                     Insurance                        3,800,000     235,368,590
     (b)Syngenta AG ...............................                     Chemicals                        1,582,450     163,950,950
        UBS AG ....................................                  Capital Markets                     2,700,000     208,233,173
                                                                                                                    --------------
                                                                                                                     1,214,087,043
                                                                                                                    --------------
        TAIWAN 0.0%A
        Chunghwa Telecom Co. Ltd., ADR ............       Diversified Telecommunication Services           152,310       3,171,094
        Compal Electronics Inc., 144A .............              Computers & Peripherals                   502,460       2,416,833
        Compal Electronics Inc., GDR, Reg S .......              Computers & Peripherals                   132,000         634,920
                                                                                                                    --------------
                                                                                                                         6,222,847
                                                                                                                    --------------
        UNITED KINGDOM 19.2%
        Amvescap PLC ..............................                  Capital Markets                       777,152       4,553,708
        BAE Systems PLC ...........................                Aerospace & Defense                  58,017,850     283,822,491
        BP PLC ....................................            Oil, Gas & Consumable Fuels              39,500,003     395,437,811
        British Sky Broadcasting Group PLC ........                       Media                         33,831,157     335,305,804
        Cadbury Schweppes PLC .....................                   Food Products                     18,574,410     180,887,802
        Compass Group PLC .........................           Hotels, Restaurants & Leisure             57,000,000     224,731,554
        GlaxoSmithKline PLC .......................                  Pharmaceuticals                    20,400,000     504,078,926
        National Grid Transco PLC .................                  Multi-Utilities                    28,600,000     279,431,857
        Pearson PLC ...............................                       Media                         18,902,346     226,323,989
        Rentokil Initial PLC ......................           Commercial Services & Supplies            70,000,000     187,912,208
     (b)Rolls-Royce Group PLC .....................                Aerospace & Defense                  41,117,630     202,640,984
     (b)Rolls-Royce Group PLC, B ..................                Aerospace & Defense               2,055,881,500       3,828,709
        Royal Bank of Scotland Group PLC ..........                  Commercial Banks                    9,822,000     288,383,728
        Royal Bank of Scotland Group PLC,
          144A ....................................                  Commercial Banks                    1,698,000      49,854,976
        Shell Transport & Trading Co. PLC .........            Oil, Gas & Consumable Fuels              53,961,715     468,153,835


                                          Quarterly Statement of Investments | 5


TEMPLETON GROWTH FUND, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                      SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        UNITED KINGDOM (CONT.)
        Shell Transport & Trading Co. PLC, ADR ....              Oil, Gas & Consumable Fuels            300,000     $   15,735,000
        Shire Pharmaceuticals Group PLC ...........                    Pharmaceuticals                9,373,550         99,459,532
        Smiths Group PLC ..........................               Industrial Conglomerates           15,300,000        244,626,537
        Standard Chartered PLC ....................                   Commercial Banks                7,685,080        139,210,828
        Unilever PLC ..............................                     Food Products                   631,940          6,159,920
        Vodafone Group PLC ........................          Wireless Telecommunication Services    107,990,527        272,237,607
        William Morrison Supermarkets PLC .........               Food & Staples Retailing           60,000,000        206,035,720
                                                                                                                    --------------
                                                                                                                     4,618,813,526
                                                                                                                    --------------
        UNITED STATES 25.7%
        Abbott Laboratories .......................                    Pharmaceuticals                4,567,650        220,343,436
        American International Group Inc. .........                       Insurance                   3,600,100        199,985,555
     (c)AmerisourceBergen Corp. ...................          Health Care Providers & Services         5,200,000        335,764,000
     (b)AMR Corp. .................................                      Airlines                       424,060          5,470,374
        Bank of New York Co. Inc. .................                    Capital Markets                3,111,000         89,659,020
     (b)BMC Software Inc. .........................                      Software                     1,366,710         23,261,404
        Boeing Co. ................................                  Aerospace & Defense              1,600,000        102,240,000
     (c)Bowater Inc. ..............................               Paper & Forest Products             3,000,000         94,200,000
        Bristol-Myers Squibb Co. ..................                    Pharmaceuticals               11,300,000        286,568,000
     (b)Cadence Design Systems Inc. ...............                      Software                     8,000,000        111,760,000
        CIGNA Corp. ...............................           Health Care Providers & Services        1,253,200        121,873,700
     (b)DIRECTV Group Inc. ........................                        Media                     17,500,000        261,275,000
        DTE Energy Co. ............................                  Electric Utilities               6,000,000        285,240,000
        El Paso Corp. .............................              Oil, Gas & Consumable Fuels         26,000,000        268,840,000
        Electronic Data Systems Corp. .............                      IT Services                 10,002,240        197,044,128
        Florida East Coast Industries Inc. ........                      Road & Rail                    470,546         19,791,165
        H&R Block Inc. ............................             Diversified Consumer Services         4,500,000        224,640,000
        H.J. Heinz Co. ............................                     Food Products                 5,700,000        207,309,000
        HCA Inc. ..................................           Health Care Providers & Services        4,000,000        216,000,000
        International Paper Co. ...................                Paper & Forest Products            5,250,000        169,102,500
     (b)Interpublic Group of Cos. Inc. ............                        Media                      8,036,800         99,174,112
     (b)Kroger Co. ................................              Food & Staples Retailing            11,000,000        184,470,000
        Mattel Inc. ...............................             Leisure Equipment & Products            416,600          7,573,788
 (b),(c)Maxtor Corp. ..............................              Computers & Peripherals             12,761,960         70,063,160
        Merck & Co. Inc. ..........................                    Pharmaceuticals                9,000,000        291,960,000
        Mylan Laboratories Inc. ...................                    Pharmaceuticals                  377,220          6,224,130
        News Corp. Ltd., A ........................                         Media                    22,651,800        365,373,534
        Noble Corp. ...............................              Energy Equipment & Services          3,600,000        203,832,000
     (b)Office Depot Inc. .........................                  Specialty Retail                 2,140,800         42,216,576
        OfficeMax Inc. ............................                   Specialty Retail                  120,710          3,663,549
        Pfizer Inc. ...............................                    Pharmaceuticals               10,900,002        304,110,056
        Raytheon Co. ..............................                  Aerospace & Defense              6,000,000        234,960,000
     (b)Seagate Technology ........................               Computers & Peripherals             9,500,000        201,590,000
        St. Joe Co. ...............................                      Real Estate                  1,415,700        111,656,259
     (b)Synopsys Inc. .............................                      Software                       103,940          1,878,196
        Target Corp. ..............................                   Multiline Retail                  118,990          6,389,763

6 | Quarterly Statement of Investments



Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                  SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       UNITED STATES (CONT.)
(b),(c)Tenet Healthcare Corp. .........................   Health Care Providers & Services     27,430,070         $   332,452,448
       Willis Group Holdings Ltd. .....................               Insurance                 7,700,000             263,879,000
                                                                                                                  ---------------
                                                                                                                    6,171,833,853
                                                                                                                  ---------------
       TOTAL COMMON STOCKS
         (COST $18,002,074,826) .......................                                                            21,655,102,761
                                                                                                                  ---------------
       PREFERRED STOCK (COST $181,562,463) 0.6%
       GERMANY 0.6%
       Volkswagen AG, pfd .............................              Automobiles                4,499,990             144,828,665
                                                                                                                  ---------------
                                                                                            -------------------
                                                                                            PRINCIPAL AMOUNT(d)
                                                                                            -------------------
       BONDS & NOTES 2.1%
       AUSTRALIA 0.5%
       New South Wales Treasury Corp.,
         6.50%, 5/01/06 ...............................                                       149,000,000 AUD         113,678,704
                                                                                                                  ---------------
       GERMANY 1.3%
       Federal Republic of Germany,
         4.50%, 8/18/06 ...............................                                       250,000,000 EUR         316,565,335
                                                                                                                  ---------------
       NEW ZEALAND 0.3%
       Government of New Zealand,
         6.50%, 2/15/06 ...............................                                        55,900,000 NZD          39,431,183
         7.00%, 7/15/09 ...............................                                        54,000,000 NZD          39,686,587
                                                                                                                  ---------------
                                                                                                                       79,117,770
                                                                                                                  ---------------
       TOTAL BONDS & NOTES
         (COST $358,042,385) ..........................                                                               509,361,809
                                                                                                                  ---------------
       SHORT TERM INVESTMENTS 6.9%
       FRANCE 0.9%
    (e)French Treasury Bills, 8/04/05 - 2/16/06 .......                                       175,000,000 EUR         213,575,987
                                                                                                                  ---------------
       GERMANY 0.9%
       Deutsche Bank AG, Time Deposit, 2.02%, 6/01/05..                                        54,300,000 EUR          66,829,947
    (e)German Treasury Bills, 6/15/05 - 11/16/05 ......                                       125,000,000 EUR         153,005,858
                                                                                                                  ---------------
                                                                                                                      219,835,805
                                                                                                                  ---------------
       NETHERLANDS 0.3%
    (e)Dutch Treasury Bill, 6/30/05 ...................                                        50,000,000 EUR          61,429,502
                                                                                                                  ---------------
       UNITED STATES 4.8%
    (e)Federal Home Loan Bank, 6/01/05 ................                                        30,568,000              30,568,000
    (e)U.S. Treasury Bills, 6/02/05 - 8/25/05 .........                                     1,140,207,000           1,134,568,785
                                                                                                                  ---------------
                                                                                                                    1,165,136,785
                                                                                                                  ---------------
       TOTAL SHORT TERM INVESTMENTS
         (COST $1,681,896,726) ........................                                                             1,659,978,079
                                                                                                                  ---------------


                                          Quarterly Statement of Investments | 7


TEMPLETON GROWTH FUND, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       VALUE
---------------------------------------------------------------------------------------------------------------------------------
       TOTAL INVESTMENTS
         (COST $20,223,576,400) 99.6% .................                                                           $23,969,271,314
       OTHER ASSETS, LESS LIABILITIES 0.4% ............                                                                89,906,023
                                                                                                                  ---------------
       NET ASSETS 100.0% ..............................                                                           $24,059,177,337
                                                                                                                  ===============

CURRENCY ABBREVIATIONS:

AUD  - Australian Dollar
EUR  - Euro
FIM  - Finnish Markka
NZD  - New Zealand Dollar
SEK  - Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS:

ADR  - American Depository Receipt
FDR  - Foreign Depository Receipt
GDR  - Global Depository Receipt
PLC  - Public Limited Co.

(a)   Rounds to less than 0.05% of net assets.

(b)   Non-income producing.

(c)   See Note 2 regarding holdings of 5% voting securities.

(d)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(e) A portion or all of the security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments



Templeton Growth Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At May 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ....................................       $ 20,259,883,102
                                                               ================
Unrealized appreciation ................................       $  4,182,712,326
Unrealized depreciation ................................           (473,324,114)
                                                               ================
Net unrealized appreciation (depreciation) .............       $  3,709,388,212
                                                               ----------------

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

Investments in "affiliated companies" for the Fund at May 31, 2005, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                   NUMBER OF                                NUMBER OF                                     REALIZED
                                  SHARES HELD         GROSS      GROSS     SHARES HELD       VALUE         INVESTMENT      CAPITAL
    NAME OF ISSUER                AT 8/31/04        ADDITIONS  REDUCTIONS   AT 5/31/05     AT 5/31/05        INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen
Corp. ......................        3,902,500        1,297,500     --        5,200,000    $335,764,000    $    337,563     $    --
Bowater Inc. ...............        2,500,000          500,000     --        3,000,000      94,200,000       1,514,000          --
Maxtor Corp. ...............       12,500,000          261,960     --       12,761,960      70,063,160              --          --
Sappi Ltd. .................               --       13,292,360     --       13,292,360     127,987,497              --          --
Tenet Healthcare Corp. .....               --       27,430,070     --       27,430,070     332,452,448              --          --
                                                                                          ----------------------------------------
                                 TOTAL AFFILIATED SECURITIES (4.0% of Net Assets)         $960,467,105    $  1,851,563     $    --
                                                                                          ========================================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                          Quarterly Statement of Investments | 9





ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  July 22, 2005